Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Disclosure of initial application of standards or interpretations [abstract]
Basis for Preparation of the Consolidated Financial Statements

Basis for preparation of the consolidated financial statements

The consolidated financial statements for Biofrontera AG for the financial year from January 1, 2020 to December 31, 2020 have been prepared in accordance with the International Financial Reporting Standards (IFRS) of the International Accounting Standards Board (IASB) and the interpretations of the International Financial Reporting Standards Interpretations Committee (IFRS IC) as issued by the IASB, which are applicable on the balance sheet date.

The consolidated financial statements are prepared on a going concern basis.

Biofrontera AG is the parent company, which prepares consolidated financial statements for the group companies.

The consolidated financial statements as of December 31, 2020 are presented in euros (EUR) or thousands of euros. Rounding differences can arise in the tables due to commercial rounding.

On April 12, 2021, the Management Board approved the consolidated financial statements for the financial year ending December 31, 2020 for publication and forwarding to the Supervisory Board.

Impact of the Covid-19 Pandemic

Impact of the COVID-19 pandemic

The reporting year 2020 was defined by the impact of the coronavirus pandemic. In the reporting period from January 1 to December 31, 2020, Biofrontera was directly affected by the global coronavirus crisis from mid-March and had to accept lower sales figures as a result, especially in the USA. Due to the down payment of the Japanese Maruho Co., Ltd. (Maruho), the fully placed convertible bond 2020/2021 in August 2020, and cost-saving measures introduced at an early stage, the Company was able to successfully counteract the negative effects on the sales side.

The coronavirus crisis has led to a declining number of treatments and thus to sharp declines in sales, particularly in our most important sales market, the United States. On March 20, 2020, i.e. shortly after the pandemic spread of the virus became known, the Company therefore announced that it would take comprehensive preventive measures to reduce and control costs.

While these cost reduction measures were in place, the Company was able to ensure full compliance with all medical and capital regulatory requirements without interruption, as well as meeting all disclosure obligations at all times.

The continued difficult business outlook due to the COVID-19 crisis has affected the valuation of certain assets and liabilities of the Company. During the crisis, the sales strategy in the U.S. market has focused on our flagship product Ameluz® and the envisioned re-launch to better position our in-licensed product Xepi® had to be delayed. The reduced sales of Xepi® have led to a reassessment of the medium-term business and earnings prospects for Xepi® and thus to an impairment of the Xepi® license in the first quarter of 2020. To a minor extent, inventories were written down as of December 31, 2020 due to an expected expiration of shelf life. Beyond this, no significant risks have arisen in relation to financial instruments, in particular no unusual bad debt events.

Subscription Offers for Mandatory Convertible Bonds

Subscription offers for mandatory convertible bonds

The issuance of up to 1,600,000 units of a 0.5% qualified subordinated mandatory convertible bond 2020/2024 and the issuance of up to 1,600,000 units of a 1.00% qualified subordinated mandatory convertible bond 2020/2026, which were resolved on February 26, 2020, were withdrawn in March 2020 due to the turmoil on the capital markets caused by the coronavirus crisis and were not executed.

To ensure liquidity in the short term, Biofrontera issued a 1.0% qualified subordinated mandatory convertible bond 2020/2021 in August 2020. The issuance was fully placed with gross proceeds of EUR 7.9 million. On November 12, 2020, the Company announced that it would exercise its right to mandatory conversion in accordance with section 8 (2) of the bond terms and conditions, which was subsequently implemented in the reporting year.

Taking into account the capital measure carried out in February 2021 with gross issue proceeds of EUR 24.7 million, the Biofrontera Group currently has sufficient liquidity to continue financing its business operations for at least 12 months.

Changes in Accounting Standards

Changes in accounting standards

The accounting policies applied are consistent with those applied on December 31, 2019, with the exception of the new and revised standards and interpretations described below that were applied for the first time starting with the 2020 financial year.

Standard	Description	Mandatory application	Expected effects
Amendment to IAS 1	“Presentation of financial statements”	January 1, 2020	No effects

Amendment to IAS 8	“Accounting policies, changes in accounting estimates and errors” “Definition of material”	January 1, 2020	No effects

Amendment to IFRS 3	“Business combinations”	January 1, 2020	No effects

Amendment to IFRS 9	“Financial instruments”	January 1, 2020	No effects

Amendment to IFRS 7	“Financial instruments: Disclosures”	January 1, 2020	No effects

Amendment to IAS 39	“Financial instruments: Recognition and measurement”	January 1, 2020	No effects

Amendment to IFRS 16	“Leases”	June 1, 2020	No effects

Amendments to References to the Conceptual Framework	References to the Conceptual Framework	January 1, 2020	No effects

Future changes in accounting standards

Biofrontera has not implemented early adoption or does not intend to implement early adoption of the following standards, interpretations and amendments to the set of regulations approved by the IASB:

Standard	Description	Mandatory application	Expected effects
Amendment to IFRS 3	“Business combinations” References to the Conceptual Framework	January 1, 2022	No effects

Amendment to IFRS 17	Insurance contracts	January 1, 2023	No effects

Amendment to IFRS 4 and IFRS 9	IFRS 4 “Insurance contracts”, postponement of the application of IFRS 9	January 1, 2021	No effects

Amendment to IFRS 4,7,9,16 and IAS 39	IFRS 9 “Financial instruments”, IFRS 4 “insurance contracts” IFRS 7 “Financial instruments: Disclosures”, IFRS 16 “Leases”, IAS 39 “Financial instruments: Recognition and measurement” Interest rate benchmark reform (phase 2)	January 1, 2021	No effects

Amendment to IAS 16	“Property, plant and equipment”: Revenues before the intended use	January 1, 2022	No effects

Amendment to IAS 1	“Presentation of financial statements” Classification of liabilities as current or non-current; disclosure of accounting policies	January 1, 2023	No effects

Amendment to IAS 37	“Provisions, contingent liabilities and contingent assets”: Adverse contracts - costs of contract fulfillment	January 1, 2022	No effects

Amendment to IAS 8	“Accounting Policies, Changes in Accounting Estimates and Errors”: Definition of accounting estimates	January 1, 2022	No effects

Annual Improvements to IFRSs	Annual improvements to IFRSs Cycle 2018-2020	January 1, 2022	No effects

Basis of Consolidation

Basis of consolidation

The consolidated financial statements for the financial year ending December 31, 2020 include the financial statements of the parent company, Biofrontera AG, and the subsidiary companies in which the parent has a direct majority of the voting rights. The following companies have been included in the consolidated financial statements. The shareholdings are unchanged from the previous year:

1.	Biofrontera Bioscience GmbH, Leverkusen, Germany, with a direct interest of 100%
2.	Biofrontera Pharma GmbH, Leverkusen, Germany, with a direct interest of 100%
3.	Biofrontera Development GmbH, Leverkusen, Germany, with a direct interest of 100%
4.	Biofrontera Neuroscience GmbH, Leverkusen, Germany, with a direct interest of 100%
5.	Biofrontera Inc., Woburn, Massachusetts, U.S., with a direct interest of 100%

The basis for the consolidation of the companies included in the consolidated financial statements are the financial statements (or HBII pursuant to IFRS) of these companies prepared for December 31, 2020 pursuant to uniform principles. The consolidated financial statements as of December 31, 2020 have been prepared on the basis of uniform accounting policies (IFRS).

The subsidiaries have been fully consolidated from the date of acquisition. The date of acquisition is the date when the parent company obtained control of these subsidiaries. The subsidiaries are included in the consolidated financial statements until control over these companies no longer exists.

All intercompany receivables and liabilities as well as income and expenses were eliminated in the course of consolidation. Intercompany results were eliminated.

Translation of Amounts in Foreign Currencies

Translation of amounts in foreign currencies

The consolidated financial statements as of December 31, 2020 have been prepared in EUR (or thousands of EUR), which is the functional currency of all the German companies included in the consolidated financial statements and is the Group’s reporting currency.

For subsidiaries with a functional currency that is the local currency of the country in which they have their registered office, the assets and liabilities that are recognized in the foreign currency on the balance sheets of the foreign, economically independent subsidiaries, are converted to euros applying the relevant period-end exchange rate (2020: 1.2230 USD/EUR, previous year 1.1227 USD/EUR). Income and expense items are translated applying the average exchange rates applicable to the relevant period (2020: 1.1410 USD/EUR, previous year: 1.1194 USD/EUR). The differences resulting from the valuation of equity at historical rates and applying the period-end exchange rates are reported as a change not affecting profit or loss and carried directly to equity within the other equity components (2020: EUR 2,155 thousand, previous year: EUR (286) thousand).

Transactions realized in currencies other than EUR are reported using the exchange rate on the date of the transaction. Assets and liabilities are translated applying the closing exchange rate for each balance sheet date. Gains and losses resulting from such translation are recognized in the income statement as a loss in the amount of EUR (3,601) thousand (previous year: gain of EUR 324 thousand).

Application of Estimates

Application of estimates

The preparation of the consolidated financial statements for December 31, 2020 in accordance with IFRS required the use of estimates and assumptions by the management that affect the value of assets and liabilities as reported on the balance sheet date, and revenues and expenses arising during the financial year.

Main areas of application for significant assumptions, estimates and the exercise of discretion arise for the following matters:

●	Fair value measurement under IFRS 13 in relation to the determination of the fair value of the purchase price liability for Cutanea.

According to the earn-out agreement of the purchase agreement for the acquisition of the shares in Cutanea Life Sciences, Inc. the profits from the sale of the Cutanea products will be split equally between Maruho and Biofrontera until 2030. The expected annual purchase price payments will be due depending on future profits generated from the sale of Xepi®. In determining the future purchase price payments, management has to make assumptions and estimates about the future expected profits from the sale of Xepi® as well as a determination of the cost of capital.

●	Assessment of the recoverability of non-current assets

Biofrontera is required to assess external and internal sources of information for non-current assets that are subject to amortization, based on which possible indications of impairment or reversal of impairment can be identified. When assessing whether there are indications of impairment or a reversal of impairment losses and - if such indications exist - when determining the fair values required in this case as part of an impairment test, management must make assumptions and estimates about the expected future cash flows from the use of the non-current assets and a determination of the cost of capital.

●	Income taxes

Biofrontera is required to calculate the expected current income tax for each group company, as well as to assess temporary differences arising from the different treatment of certain balance sheet items between the IFRS consolidated financial statements and the financial statements prepared for tax purposes. Where temporary differences exist, these generally result in the recognition of deferred tax assets and liabilities in the consolidated financial statements. Management must make assumptions and estimates when calculating actual and deferred taxes. The recognition of deferred tax assets of Biofrontera AG is subject to higher requirements due to the loss history. Deferred tax assets are only recognized if it can be substantiated that taxable profits will be generated in the future and that it is then probable that the deferred tax item to be capitalized can be offset against future taxable profits. In order to assess the probability of the future utilization of deferred tax assets, various factors have to be taken into account, such as the earnings situation in the past and operational planning. If actual results differ from these estimates, or if these estimates have to be adjusted in future periods, this could have an adverse effect on the Group’s net assets, financial position and results of operations. If there is a change in the assessment of the recoverability of deferred tax assets, the recognized deferred tax assets - in accordance with the original recognition - are to be written down through profit or loss or recognized directly in equity, or impaired deferred tax assets are to be recognized through profit or loss or directly in equity.

●	Provisions for litigation risks

Provisions are recognized for pending legal proceedings on the basis of current estimates. The outcome of the legal proceedings cannot be determined or is subject to uncertainties. In assessing the risks arising from litigation, management must make assumptions and estimates as to whether and to what extent provisions for litigation risks should be recognized. Actual claims arising from legal proceedings may therefore differ from the amounts accrued.

●	Estimates in connection with financial instruments

Estimates are made to determine fair values in connection with the measurement of the performance component of the EIB loans and the liabilities from the stock appreciation program. The determination requires management to make assumptions regarding the valuation models used as well as a determination of the cost of capital.

●	Development costs

At Biofrontera, research and development costs include expenses for clinical trials as well as for the granting, maintenance and extension of approvals. For the approved drug Ameluz® as well as for the other research and development projects, with the exception of the further development of the new BF-RhodoLED® XL red light lamp, research and development costs are recognized as expenses in the period in which they are incurred. In the opinion of management, the criteria prescribed by IAS 38.57 for the recognition of development costs as assets are not met due to the uncertainties associated with the development of new products by the Biofrontera Group until approval in the target markets has been obtained and it is probable that future economic benefits will flow to the Company.

The BF-RhodoLED® XL red light lamp is a further development of the existing lamp, from which Biofrontera expects a future economic benefit.

Estimates are based on experience and other assumptions that are believed to be reasonable under the circumstances. They are reviewed on an ongoing basis, but may differ from actual values.

Changes in previous estimates due to the impact of the COVID-19 pandemic have occurred with regard to the valuation of the Xepi® license, the purchase price payment from the earn-out agreement with Maruho and the EIB loan.

The expected income from the sale of Xepi® and, consequently, the expected annual purchase price payments were reestimated as of March 30, 2020, due to the current market situation influenced by the COVID-19 pandemic and resulting time shifts in the market penetration of Xepi®. This resulted in an impairment of the Xepi® license and a reduction of the nominal amount of the expected purchase price payment. As a result of the significant decrease in market capitalization in 2020, there was a reduction in the performance component of the EIB loan recognized in income.

The carrying amounts of the items affected by estimates can be found in the respective explanations of the items in the notes to the consolidated financial statements.

Tangible Assets and Leases

Tangible assets and leases

Pursuant to IAS 16, tangible assets are recognized on the balance sheet at historical acquisition and production cost less scheduled depreciation. Depreciation of tangible assets is generally applied straight-line over the estimated useful life of assets (generally three to thirteen years). The main useful lives are unchanged:

■	IT equipment 3 years, straight-line
■	Other Fixtures and equipment 4 years, straight-line
■	Office and laboratory facilities 10 years, straight-line
■	Laboratory devices 13 years, straight-line

Low value assets with purchase costs of between EUR 250 and EUR 1,000 have been booked to the year of acquisition as a single item for the relevant year and are fully depreciated over five years.

Biofrontera is a lessee mainly for buildings and vehicles used for operational and administrative purposes. The leasing liability to be carried as a liability is calculated as the present value of the payments that are highly likely to be made to the lessee. They are updated using the so-called effective interest method. The right of use of the underlying asset to be recognized in return is measured at cost at the beginning of the lease. In addition to the lease payments, any initial direct costs of the lessee and dismantling costs are included in the calculation. Incentive payments made by the lessor are deducted. The activated right of use is to be depreciated on a scheduled basis and tested for impairment if there is any indication of impairment.

The main useful lives of leases are determined by the term of the agreement and are as follows

■	Motor vehicles 3 years, straight-line
■	Buildings 6 years, linear

Future lease payments are to be discounted at the lessor’s imputed interest rate or, if this is not available, at the marginal interest rate on the date of first application.

For expenses from leases with a remaining term of no more than one year and from leases with a low value, Biofrontera has decided to make use of the simplification of IFRS 16.6 and to treat the monthly leasing instalments unchanged compared with the accounting according to IAS 17 immediately as income.

Intangible Assets

Intangible assets

Purchased software is recognized at cost less amortization applied straight-line over a three-year useful life.

Purchased intangible assets consist of licenses and other rights. They are recognized at cost less accumulated amortization. These intangible assets are capitalized as assets and generally amortized straight-line over an estimated useful life of between 4 and 12 years.

Intangible assets under development relate to the further development of the BF-RhodoLED®. Furthermore, no development costs are capitalized, as the requirements for the recognition of internally generated intangible assets are not met.

No intangible assets exist with indefinite useful lives.

Borrowing costs are not recognized as part of the purchase cost of the acquired assets but are instead expensed in the period in which they arise, as the Group has no material qualifying assets in the meaning of IAS 23.5.

Impairment of Assets

Impairment of assets

The Company tests non-current tangible and intangible assets for impairment when indications exist that the carrying amount of an asset exceeds its recoverable amount. A possible impairment loss on assets held for use is determined by comparing its carrying amount with the future cash flows expected to be generated by the asset. An impairment loss to be recognized is measured by Biofrontera at the amount by which the carrying amount of the asset exceeds its recoverable amount.

Financial Assets

Financial assets

Financial assets are recognized as assets in the event that Biofrontera has a contractual right to receive cash or other financial assets from another party. Customary purchases and sales of financial assets are generally recognized on the settlement date. Financial assets are allocated to the category “Held” and are valued at amortized cost. Non-interest-bearing or low-interest receivables are recognized at cash value.

Impairment of Financial Assets

Impairment of financial assets

Biofrontera calculates the credit risk of trade receivables as the probability-weighted amount of the expected shortfall in payments compared to the contractual payment claims. In addition to individual factors, the basis for estimating expected credit losses is the general experience of collecting receivables in the past. The Company adjusts the fixed allowance rates derived from them, based on the extent of aged receivables, in the event of significant changes in the economic environment.

Trade Receivables	Trade receivables Trade receivables are reported at their nominal value. Any value adjustments are booked directly against the relevant receivable.
Cash and Cash Equivalents

Cash and cash equivalents

Cash and cash equivalents include cash in hand, cheques and bank deposits with a term of up to three months at the time of acquisition, as well as current financial assets. These are valued at amortized cost.

Non-financial Assets	Non-financial assets Non-financial assets are valued at cost.
Inventories

Inventories

Raw materials and supplies, as well as finished and unfinished goods, are recognized at the lower of cost or net realizable value. Borrowing costs are not capitalized. Cost is calculated applying the first-in-first-out method (FIFO). A value adjustment is made to the inventories on the balance sheet date if the net realizable value is lower than the carrying amount. BF-RhodoLED®, which are carried for sales activities in the Company’s own inventory are recognized at a fixed value.

Financial Liabilities

Financial liabilities

Financial liabilities include original liabilities, with the exception of the embedded derivative that was separated from the EIB loan (the so-called performance component). Original liabilities are recognized if there is a contractual obligation to transfer cash or other assets to another party. The initial recognition of original financial liability is at fair value. In subsequent valuations of financial liabilities valued at amortized cost, any discounts between the amount received and the repayment amount are spread over the term using the effective interest method.

The financial liabilities of the performance component measured at fair value and the purchase price liability (earn-out) included in other financial liabilities are allocated to the category “Financial liabilities at fair value through profit or loss”.

The valuation of the purchase price liability from the earn-out agreement was based on term-specific cost of capital rates ranging from 8.27% to 8.74% (previous year: from 9.39% to 9.53%).

Trade Payables

Trade payables

Trade payables, as well as liabilities from current accounts and other liabilities are recognized at their redemption amount. Due to their short-term nature, the reported carrying amount reflects the fair value.

Convertible Bonds

Convertible bonds

The convertible bond is a so-called compound financial instrument, which must be divided into the components debt (bond) and equity (conversion right) on initial recognition. The liability component (bond) must be recognized at its fair value at the time the contract is concluded. The fair value is determined by discounting the contractually agreed future payments at an interest rate customary for a comparable bond without conversion right. In this context, the default risk of the issuer must also be taken into account. The equity component (conversion right) is calculated as the difference between the proceeds of the issue and the present value of the liability (equity derivative, residual value method).

In subsequent accounting for the convertible bond, a distinction is made as follows: The liability component is subsequently valued at amortized cost using the effective interest method. The equity component is not subject to subsequent valuation.

EIB Loan with an Embedded Derivative Requiring Separation

EIB loan with an embedded derivative requiring separation

The loan contains three different interest components: 1) a variable interest component, entailing quarterly interest payments on the outstanding amounts based on 3-month EURIBOR plus a risk premium; 2) a fixed component at 6% per annum which is due at term-end, and 3) a performance component which is due at the term-end, and whose level is derived from the market capitalization of Biofrontera AG but limited to a 4% per annum interest rate.

The loan is carried forward at amortized purchase cost applying the effective interest method.

The performance component represents a separable financial instrument in the form of an embedded derivative, which is measured at fair value on each reporting date and is to be classified to a fair value hierarchy of level 3. The market capitalization at maturity is the same as that of the measurement cut-off date, which is based on the 90 trade days preceding the measurement cut-off date. The performance-based interest payment for the tranches received is calculated based on a notional participation rate in the market capitalization (the so-called notional equity proportion). This is discounted to the valuation date applying a market interest rate of 2.93% (previous year: 12.33%) for the 2017 EIB loan and 3.26% (previous year: 10.63%) for the 2019 EIB loan. The overall valuation effect on the performance component resulting from the change in interest rates is immaterial.

Non-financial Liabilities	Non-financial liabilities Non-financial liabilities are carried at the repayment amount.
Provisions

Provisions

Provisions are formed if an obligation to third parties resulting from a past event exists and is likely to result in an outflow of assets in the future, and if the effect on assets can be reliably estimated.

Share Options

Stock options

Stock options (equity-settled share-based payments) are valued at the fair value on the date of granting. The fair value of the obligation is capitalized as a personnel expense over the retention period. Obligations relating to cash-settled share-based payment transactions are recognized as liabilities and are measured at the fair value on the balance sheet date. In the event that Biofrontera AG has the right to choose between payment in cash or payment using shares when a right is exercised, an increase in the capital reserve is initially performed pursuant to IFRS 2.41 and IFRS 2.43. The costs are recognized over the vesting period. The fair value of both cash-settled and equity-settled share-based payment transactions is generally determined using a generally accepted valuation model.

Stock Appreciation Rights

Stock Appreciation Rights

The obligations under Biofrontera’s stock appreciation rights program are cash-settled share-based payments that are recognized at fair value. Changes in fair value during the term are recognized in profit or loss. The fair value is determined using internationally recognized valuation techniques.

Income Tax

Income tax

In accordance with IAS 12, Biofrontera recognizes deferred taxes for valuation differences between IFRS valuation and tax law valuation. Deferred tax liabilities are generally recognized for all taxable temporary differences.

The recognition of deferred tax assets is subject to higher requirements due to the loss history. Deferred tax assets are only recognized if there are substantial indications that future taxable profits will be generated and that the deferred tax item to be recognized can be expected to be offset against future taxable profits.

The carrying amount of deferred income tax assets is reviewed on each balance sheet date and reduced to the extent that it is not probable that sufficient taxable profit will be available against which the deferred tax claim can be at least partially utilized. Previously unrecognized deferred income tax assets are reassessed on each balance sheet date and are recognized to the extent that it is probable from a current perspective that sufficient future taxable profit will be available to realize the deferred tax asset.

Deferred tax liabilities and deferred tax assets are offset if a right to offset exists, and if they are levied by the same tax authority.

Current taxes are calculated on the basis of the Company’s taxable earnings for the period. The tax rates applicable to the respective companies on the balance sheet date are used for this purpose.

Earnings Per Share

Earnings per share

In accordance with IAS 33 “Earnings per Share”, earnings per share are calculated by dividing net consolidated income by the weighted average number of outstanding shares during the year.

Revenue Recognition

Revenue recognition

The Company recognizes as revenue all income from product sales and the granting of licenses. The completed customer contracts contain only one performance obligation each. The Company is entitled to a fixed consideration for the products sold and licenses granted. To the extent that obligations to take back expired goods have been agreed with customers, Biofrontera only recognizes revenue to the extent that it is highly probable that it will be possible to realize this amount, taking into account the proportion of products to be taken back as based on historical experience. The timing and amount of the revenues to be reported in the consolidated income statement are determined by the extent to which Biofrontera transfers control of the products to be supplied or the rights to be granted to the customers.

Most of the revenues are generated by product sales. In accordance with respective local legislation concerning the marketing of pharmaceuticals and medical products, Ameluz® is sold exclusively through pharmaceutical wholesalers or directly to hospitals in Germany, as well as directly to pharmacies and hospitals in other European countries. In the U.S., Ameluz® is reimbursed as a so-called “buy-and-bill drug” and consequently marketed directly to physicians.

Xepi® is sold directly to specialty pharmacies in the USA. Sales are recognized net of sales deductions when ownership and control are transferred to the customer. Sales deductions include expected returns, discounts and incentives such as payments made under patient assistance programs. These rebates are estimated at the time of sale based on the amounts incurred or expected to be received for the related sales.

Revenue is recognized when the products are delivered to the respective customers.

In addition, Biofrontera generates sales revenues within the framework of the research and development cooperation with Maruho Co Ltd. Revenue is recognized over a specific period of time.

Down payments received by Biofrontera for the conclusion of license agreements granting customers a right of use are realized on a point-in-time basis.

In the case of direct sales of BF-RhodoLED®, the delivered products and services on which amounts are owed are settled only after complete installation has taken place. The installation service represents a pure ancillary service, as for legal reasons the lamp may only be used by the customer once it has been installed. In the U.S., some lamps are made available to physicians in return for a fee for an up to six-month evaluation period. A final decision to purchase does not need to be made until the end of this period. The Company generated revenues from the monthly fees during the evaluation period, and from the sale of lamps.

Belixos® is predominantly distributed through Amazon and pharmaceutical wholesalers. Revenue from Amazon sales is recognized after transfer of control and payment by the customer. For sales to pharmaceutical wholesalers, revenue is recognized upon transfer of control. Based on experience, return rights granted with the sale through Amazon are exercised by customers only in very few cases.

Revenue is recognized net of sales-related taxes and sales deductions. For expected sales deductions, such as rebates and discounts, estimated amounts are taken into account accordingly at the time of revenue recognition. The payment terms for Ameluz® include short-term payment terms with the possibility of cash discounts.

Cost of Sales

Cost of sales

The cost of sales includes material costs for sold products, payments to third parties for services directly attributable to revenue generation and product manufacturing, as well as directly attributable personnel expenses and depreciation, as well as proportional overhead expenditures.

Research and Development Expenses

Research and development expenses

Pursuant to IAS 38, development costs are recognized as “intangible assets” under certain conditions. Research costs are recognized as costs as they are incurred. Development costs are capitalized if the criteria of IAS 38.57 are fulfilled depending on the possible outcome of development activities.

Research and development costs relating to the drug Ameluz®, which has been approved in Europe and the U.S., and to the Company’s other research and development projects, are consequently expensed in the period in which they are incurred. Intangible assets under development relate to the further development of BF-RhodoLED®, as the recognition criteria of IAS 38.57 are fulfilled.